CERTAIN TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2015
Certain Transactions Tables [Abstract]
Estimated fair values of assets acquired and liabilities assumed
U.S.$ in millions
Cash and cash equivalents	$201
Other current assets	6
Deferred taxes and other assets	126
Identifiable intangible assets:
Research and development in-process	3,143
Goodwill	1,146

Total assets acquired	4,622

Current liabilities	29
Deferred taxes	1,131

Total liabilities assumed	1,160
Net assets acquired	$3,462